Short-Term Deposits	6 Months Ended
Jun. 30, 2020
Deposits [Abstract]
Short-Term Deposits
5.	Short-term deposits
Short-term deposits represent time deposits placed with banks with maturities of less than one year. Short-term deposits as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	December 31, 2019		June 30, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	500,000	500,000	1,130,000	1,130,000
US$	894,964	6,243,445	728,101	5,154,593

Total		6,743,445		6,284,593